Financing Receivables and Related Allowance for Doubtful Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 9,830		¥ 7,820
Provision	2,174		7,313
Charge-offs	(5,577)		(5,303)
Other deductions	(2,239)	[1]
Allowance for doubtful accounts, ending balance	4,188		9,830
Ending balance: collectively evaluated for impairment	3,757		9,471
Ending balance: individually evaluated for impairment	431		359
Financing receivables, Ending balance	446,812		514,604
Ending balance: collectively evaluated for impairment	446,152		514,111
Ending balance: individually evaluated for impairment	660		493
Installment receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	6,107		4,504
Provision	785		4,719
Charge-offs	(3,306)		(3,116)
Other deductions	(2,239)	[1]
Allowance for doubtful accounts, ending balance	1,347		6,107
Ending balance: collectively evaluated for impairment	1,347		6,107
Financing receivables, Ending balance	2,120		316,385
Ending balance: collectively evaluated for impairment	2,120		316,385
Credit card receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	3,327		3,085
Provision	1,303		2,399
Charge-offs	(2,250)		(2,157)
Allowance for doubtful accounts, ending balance	2,380		3,327
Ending balance: collectively evaluated for impairment	2,380		3,327
Financing receivables, Ending balance	194,607		189,163
Ending balance: collectively evaluated for impairment	194,607		189,163
Receivables Due To Transfers
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, Ending balance	240,205
Ending balance: collectively evaluated for impairment	240,205
Other receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	396		231
Provision	86		195
Charge-offs	(21)		(30)
Allowance for doubtful accounts, ending balance	461		396
Ending balance: collectively evaluated for impairment	30		37
Ending balance: individually evaluated for impairment	431		359
Financing receivables, Ending balance	9,880		9,056
Ending balance: collectively evaluated for impairment	9,220		8,563
Ending balance: individually evaluated for impairment	¥ 660		¥ 493

[1]	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.